Goodwill and Intangible Assets - Schedule of finite-lived intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross book value	$ 24,060	$ 24,060
Accumulated amortization	(8,363)	2,583
Net book value	15,697	21,477
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Gross book value	6,300	6,300
Accumulated amortization	(1,292)	671
Net book value	$ 5,008	$ 5,629
Weighted-average life (years)	10 years	10 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross book value	$ 5,000	$ 5,000
Accumulated amortization	(1,042)	542
Net book value	$ 3,958	$ 4,458
Weighted-average life (years)	10 years	10 years
UL Listings
Finite-Lived Intangible Assets [Line Items]
Gross book value	$ 2,700	$ 2,700
Accumulated amortization	(469)	244
Net book value	$ 2,231	$ 2,456
Weighted-average life (years)	12 years	12 years
Patents
Finite-Lived Intangible Assets [Line Items]
Gross book value	$ 10,060	$ 10,060
Accumulated amortization	(5,560)	1,126
Net book value	$ 4,500	$ 8,934